Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands	Aug. 05, 2022 USD ($) $ / shares shares	Sep. 30, 2022 shares	Aug. 04, 2022 shares	Dec. 31, 2021 shares
Schedule Of Reverse Recapitalization [Line Items]
Exchange ratio	1.4541326
Sale of stock, price (in usd per share) | $ / shares	$ 10
Cash - PIPE Investment | $	$ 40,000
Net proceeds received | $	$ 21,385
Stock forfeited (in shares)			4,484,425
Conversion ratio	0.889657
Common stock, outstanding (in shares)	110,007,972	110,377,357		2,817,498
Private Placement [Member]
Schedule Of Reverse Recapitalization [Line Items]
Issuance of common stock (in shares)	5,816,528
D-Wave Systems Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	99,736,752
DCPM Class A common stock subject to redemption
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			30,000,000
Stock redeemed (in shares)			29,097,787
DCPM Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)	902,213
DCPM Class A common stock | DPCM Capital, Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	1,311,937
DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	3,015,575		7,500,000
DCPM Class B common stock | DPCM Capital, Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	3,015,575
D-Wave Systems common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			112,106,972
Exchangeable Shares [Member] | D-Wave Systems Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	48,409,601